Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
Schedule of Changes in the Fair Value of the Derivative Instrument Liabilities
	March and October	Resale	Compensation	Publicly Registered
	2014 Warrants	Warrants	Warrants	Warrants	Total
Balance at December 31, 2013	$-	$-	$-	$-	$-
Orgination of derivative instrument	49,232	64,410	55,160	350,000	518,802
Loss on modification of derivative liabilities	31,356	-	-	-	31,356
Adjustment resulting from change in value of underlying asset	(52,838)	(44,610)	(35,460)	400,000	267,092

Balance at December 31, 2014	$27,750	$19,800	$19,700	$750,000	$817,250

Schedule of Key Assumptions for Determining the Fair Value of the Warrants
	March and October 2014	Resale	Compensation
	Warrants	Warrants	Warrants
December 31, 2014:
Annual volatility	103% - 105%	103%	103%
Risk-free rate	1.07% - 1.78%	1.78%	1.78%
Dividend rate	-%	-%	-%
Contractual term	2.6 - 5.0	3.9	4.6
Closing price of common stock	$0.24	$0.24	$0.24
Conversion/exercise price	$0.75 - 1.00	$2.66	$1.00
Origination:
Annual volatility	60%	110%	111%
Risk-free rate	0.9% - 1.75%	1.56%	1.56%
Dividend rate	-%	-%	-%
Contractual term	3.0 - 5.0	4.0	5.0
Closing price of common stock	$0.30 - 3.00	$0.75	$0.75
Conversion/exercise price	$0.75 - 3.75	$2.66	$1.00